CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and banks	R$ 6,887,862	R$ 6,212,318
Cash equivalents
Total cash and cash equivalents	R$ 8,585,570	6,835,057	R$ 10,473,701	R$ 3,249,127
Fixed | Cash and banks
Cash equivalents
Average yield p.a. %	0.33%
Domestic (Brazil)
Cash equivalents
Fixed-term deposits	R$ 17,302	115,032
Domestic (Brazil) | CDI | Fixed-term deposits
Cash equivalents
Percentage of basis used to calculate interest rate	76.56%
Foreign
Cash equivalents
Fixed-term deposits	R$ 1,680,406	R$ 507,707
Foreign | Fixed | Fixed-term deposits
Cash equivalents
Average yield p.a. %	0.58%